FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 8,301
Accounts payable and accrued charges	592,970
Amounts payable to affiliated corporations	41,506
Long-term debt	4,244,396
Interest payments	1,104,999
Derivative instruments	(461,215)
Total	5,530,957
2019 (Less than one year)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	8,301
Accounts payable and accrued charges	592,970
Amounts payable to affiliated corporations	41,506
Interest payments	148,177
Total	790,954
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Interest payments	384,578
Total	384,578
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,832,956
Interest payments	330,568
Derivative instruments	(291,459)
Total	1,872,065
2024 and thereafter (5 years or more)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,411,440
Interest payments	241,676
Derivative instruments	(169,756)
Total	$ 2,483,360
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 9 months 18 days	7 years